Defined Benefit Plans - Estimated Approximate Effects on the Defined Benefit Obligation (Detail) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Demographic actuarial assumption on mortality rates by 10% Variation [member] | Aegon United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	€ (21)	€ (20)
Decrease in actuarial assumptions	23	23
Demographic actuarial assumption on mortality rates by 10% Variation [member] | Aegon Netherlands [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	(1,000,000)	(1)
Decrease in actuarial assumptions	1,000,000	1
Financial actuarial assumptions of discount rates by 100 basis points variation [member] | Aegon United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	(114)	(131)
Decrease in actuarial assumptions	142	166
Financial actuarial assumptions of discount rates by 100 basis points variation [member] | Aegon Netherlands [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	(13,000,000)	(14)
Decrease in actuarial assumptions	17,000,000	18
Finance actuarial assumption on price inflation by 100 basis points variation [member] | Aegon United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	50	62
Decrease in actuarial assumptions	€ (95)	€ (128)